EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
EARNINGS PER SHARE

9.	EARNINGS PER SHARE

The computation of basic earnings per share is based on the weighted average number of shares outstanding during the year and net income attributable to the Company. The impact of stock options using the treasury stock method was anti-dilutive in each year as the exercise price was higher than the average share price and, therefore 1,170,000, 1,170,000 and 125,000 options were excluded from the denominator in the calculation for 2017, 2016 and 2015 respectively.

The components of the numerator and the denominator in the calculation of basic and diluted earnings per share are as follows:

(in thousands of $)	2017	2016	2015
Net (loss) income from continuing operations after non-controlling interest	(264,861)	117,010	255,325
Net (loss) income from discontinued operations after non-controlling interest	—	—	(100,701)
Net (loss) income attributable to the Company	(264,861)	117,010	154,624

(in thousands)	2017	2016	2015
Weighted average number of ordinary shares	169,809	156,973	120,082

All share and per share amounts outstanding have been adjusted for the reverse business acquisition of the Company by Frontline 2012 and the 1-for-5 reverse share split that was effected in February 2016, unless otherwise stated.